Acquisitions and Divestitures - Additional Information (Details) - USD ($) $ in Thousands							1 Months Ended			12 Months Ended
		Mar. 14, 2016	Feb. 24, 2016	Mar. 02, 2015		Nov. 25, 2014	Aug. 31, 2012	Jul. 31, 2009	Dec. 31, 2008	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Sep. 30, 2010
Property, Plant and Equipment [Line Items]
Deferred purchase price obligation - Anadarko	[1],[2]									$ 188,674		$ 0
Revenues and other	[3]									1,752,072		1,533,377		$ 1,200,060
Operating expenses	[3]									1,726,165		1,039,723		901,101
Goodwill	[1]									419,186		418,587
Springfield Pipeline LLC [Member]
Property, Plant and Equipment [Line Items]
Revenues and other										190,766		150,576		114,647
Delaware Basin JV Gathering LLC [Member]
Property, Plant and Equipment [Line Items]
Revenues and other										$ 0	[4]	62,112	[5]	32,545
Delaware Basin Midstream LLC [Member]
Property, Plant and Equipment [Line Items]
Revenues and other												12,500
Operating expenses												$ 10,400
Western Gas Partners, LP [Member]
Property, Plant and Equipment [Line Items]
Units issued										498,009		10,913,853
Western Gas Partners, LP [Member] | Dew and Pinnacle Systems [Member]
Property, Plant and Equipment [Line Items]
Proceeds from the sale of assets										$ 145,600
Gain (loss) on divestiture and other, net										77,300
Goodwill										$ 5,100
Western Gas Partners, LP [Member] | Subsequent Event [Member] | Common Units [Member]
Property, Plant and Equipment [Line Items]
Units issued			835,841
Western Gas Partners, LP [Member] | Subsequent Event [Member] | Anadarko [Member] | Common Units [Member]
Property, Plant and Equipment [Line Items]
Units issued			1,253,761
Western Gas Partners, LP [Member] | Newcastle [Member]
Property, Plant and Equipment [Line Items]
Percentage acquired									50.00%	50.00%
Western Gas Partners, LP [Member] | Fort Union [Member]
Property, Plant and Equipment [Line Items]
Equity investment ownership									14.81%
Western Gas Partners, LP [Member] | Chipeta Processing Limited Liability Company [Member]
Property, Plant and Equipment [Line Items]
Percentage acquired							24.00%	51.00%		75.00%
Western Gas Partners, LP [Member] | White Cliffs [Member]
Property, Plant and Equipment [Line Items]
Equity investment ownership															10.00%
Western Gas Partners, LP [Member] | Springfield Pipeline LLC [Member]
Property, Plant and Equipment [Line Items]
Percentage acquired										50.10%
Western Gas Partners, LP [Member] | Springfield Pipeline LLC [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Percentage acquired			100.00%
Acquisition price		$ 750,000
Western Gas Partners, LP [Member] | Springfield Pipeline LLC [Member] | Subsequent Event [Member] | Springfield Oil And Gas Gathering System [Member]
Property, Plant and Equipment [Line Items]
Percentage acquired		50.10%
Western Gas Partners, LP [Member] | Springfield Pipeline LLC [Member] | Subsequent Event [Member] | Anadarko [Member]
Property, Plant and Equipment [Line Items]
Cash payment for acquisition		$ 712,500
Western Gas Partners, LP [Member] | Springfield Pipeline LLC [Member] | Subsequent Event [Member] | Anadarko [Member] | Common Units [Member]
Property, Plant and Equipment [Line Items]
Units issued		1,253,761
Western Gas Partners, LP [Member] | Delaware Basin JV Gathering LLC [Member]
Property, Plant and Equipment [Line Items]
Percentage acquired				50.00%	[6]					50.00%
Western Gas Partners, LP [Member] | Delaware Basin JV Gathering LLC [Member] | Deferred Purchase Price Obligation - Anadarko [Member]
Property, Plant and Equipment [Line Items]
Discount rate percentage										10.00%
Deferred purchase price obligation - Anadarko										$ 188,700
Interest expense, related party										14,400		$ 0		$ 0
Western Gas Partners, LP [Member] | Delaware Basin JV Gathering LLC [Member] | Deferred Purchase Price Obligation - Anadarko [Member] | Level 3 Inputs [Member]
Property, Plant and Equipment [Line Items]
Deferred purchase price obligation to Anadarko - future value				$ 282,800
Deferred purchase price obligation to Anadarko - acquisition date value	[6]			$ 174,276
Western Gas Partners, LP [Member] | Delaware Basin Midstream LLC [Member]
Property, Plant and Equipment [Line Items]
Percentage acquired	[7]					100.00%
Post-closing purchase price adjustments										3,500
Western Gas Partners, LP [Member] | Delaware Basin Midstream LLC [Member] | Level 3 Inputs [Member]
Property, Plant and Equipment [Line Items]
Goodwill										$ 284,749

[1]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	See Note 2.
[3]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[4]	WES acquired Anadarko’s 33.75% interest (non-operated) (the “Non-Operated Marcellus Interest”) in the Liberty and Rome gas gathering systems (the “Non-Operated Marcellus Interest systems”), serving production from the Marcellus shale in North-central Pennsylvania. In connection with the issuance of WES common units, WES GP purchased 9,166 general partner units for consideration of $0.5 million.
[5]	The financial results for the DBJV system for the year ended December 31, 2015 are reflected in the WGP’s historical financial statements as filed in the WGP’s 2015 Form 10-K with the SEC on February 25, 2016.
[6]	WES acquired Anadarko’s interest in Delaware Basin JV Gathering LLC (“DBJV”), which owns a 50% interest in a gathering system and related facilities (the “DBJV system”). The DBJV system is located in the Delaware Basin in Loving, Ward, Winkler and Reeves Counties, Texas. WES will make a cash payment on March 31, 2020, to Anadarko as consideration for the acquisition of DBJV. WES currently estimates the future payment will be $282.8 million, the net present value of which was $174.3 million as of the acquisition date. See DBJV acquisition—Deferred purchase price obligation - Anadarko below.
[7]	WES acquired Nuevo Midstream, LLC (“Nuevo”) from a third party. Following the acquisition, WES changed the name of Nuevo to Delaware Basin Midstream, LLC (“DBM”). The assets acquired include cryogenic processing plants, a gas gathering system, and related facilities and equipment, which are collectively referred to as the “DBM complex” and serve production from Reeves, Loving and Culberson Counties, Texas and Eddy and Lea Counties, New Mexico. See DBM acquisition below for further information, including the final allocation of the purchase price.